Document and Entity Information	Feb. 24, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001690820
Document Type	8-K/A
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	CARVANA CO.
Entity Incorporation State Country Code	DE
Entity File Number	001-38073
Entity Tax Identification Number	81-4549921
Entity Address, Address Line One	1930 W. Rio Salado Parkway
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(480)
Local Phone Number	719-8809
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Class A Common Stock, Par Value $0.001 Per Share
Trading Symbol	CVNA
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 1 to the Form 8-K dated February 24, 2022 (the “Initial Form 8-K”) is being filed for the sole purpose of adding as an exhibit the Securities and Asset Purchase Agreement (the “Purchase Agreement”) with KAR Auction Services, Inc. referred to in the Initial Form 8-K.